Stockholders’ Equity - Schedule of the Stock Option Activity (Details) - $ / shares		3 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of the Stock Option Activity [Abstract]
Options, outstanding	569,922	1,663,415	569,922	569,922
Weighted Average Exercise Price, outstanding	$ 36.05	$ 20.45	$ 36.05	$ 36.05
Weighted Average Remaining Contractual Life (in years), outstanding	9 years 21 days	6 years 5 months 19 days	9 years 21 days	8 years 10 months 2 days
Option Exercisable, outstanding		1,087,500	557,277
Option Exercisable, Weighted Average Exercise Price, outstanding		$ 30.15	$ 34.96
Option Exercisable, Weighted Average Remaining Contractual Life (in years), outstanding		9 years 10 months 2 days	9 years 14 days
Options, Granted		1,093,500	466,243
Weighted Average Exercise Price, Granted		$ 9.88	$ 4.34
Weighted Average Remaining Contractual Life (in years), Granted		9 years 10 months 2 days	10 years
Options, Exercised
Weighted Average Exercise Price, Exercised
Weighted Average Remaining Contractual Life (in years), Exercised
Options, Forfeited/Cancelled
Weighted Average Exercise Price, Forfeited/Cancelled
Weighted Average Remaining Contractual Life (in years), Forfeited/Cancelled
Options,Expired		(7)
Weighted Average Exercise Price, Expired		$ 124,671.43
Weighted Average Remaining Contractual Life (in years), Expired